UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices)           (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of December 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

87.2%	Common Stock	120,997,699	113,940,060
9.8%	Preferred Stock	13,735,773	12,822,745
2.9%	Other Investment Company	3,778,063	3,778,063

99.9%	Total Investments	138,511,535	130,540,868
0.1%	Other Assets and Liabilities, Net		68,162

100.0%	Net Assets		130,609,030

	Number	Value
Security	of Shares	($)

Common Stock 87.2% of net assets

Brazil 9.7%

Materials 2.5%
Companhia Siderurgica Nacional S.A. ADR	164,800	1,348,064
Vale S.A. ADR	90,700	1,945,515

		3,293,579

Software & Services 2.8%
Redecard S.A.	233,300	3,650,999

Transportation 2.2%
CCR S.A.	430,300	2,819,068

Utilities 2.2%
CPFL Energia S.A. ADR	102,100	2,880,241

		12,643,887

Chile 2.7%

Utilities 2.7%
Enersis S.A. ADR	198,500	3,499,555

China 22.5%

Banks 6.6%
China Construction Bank Corp., Class H	6,708,390	4,659,716
Industrial & Commercial Bank of China Ltd., Class H	6,656,695	3,931,819

		8,591,535

Capital Goods 2.2%
Beijing Enterprises Holdings Ltd.	487,000	2,915,696

Energy 2.5%
China Shenhua Energy Co., Ltd., Class H	744,500	3,219,416

Food, Beverage & Tobacco 2.0%
Want Want China Holdings Ltd.	2,605,000	2,594,789

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	217,000	2,023,146

Retailing 1.6%
Belle International Holdings Ltd.	1,178,456	2,047,296

Telecommunication Services 2.0%
China Mobile Ltd.	268,500	2,608,634

Transportation 2.1%
China Merchants Holdings International Co., Ltd.	916,000	2,649,368
China Shipping Development Co., Ltd., Class H	222,000	138,087

		2,787,455

Utilities 2.0%
China Resources Power Holdings Co., Ltd.	1,378,000	2,653,199

		29,441,166

India 8.7%

Automobiles & Components 2.3%
Tata Motors Ltd.	887,201	2,972,908

Banks 2.1%
Axis Bank Ltd.	116,314	1,762,375
Axis Bank Ltd. ADR	3,624	54,867
Housing Development Finance Corp., Ltd.	75,593	922,453

		2,739,695

Capital Goods 1.9%
Larsen & Toubro Ltd.	134,879	2,524,041

Diversified Financials 1.5%
Rural Electrification Corp., Ltd.	671,200	1,947,400

Software & Services 0.9%
HCL Technologies Ltd.	154,879	1,128,227

		11,312,271

Indonesia 4.9%

Automobiles & Components 2.2%
PT Astra International Tbk	346,500	2,823,660

Utilities 2.7%
PT Perusahaan Gas Negara	10,232,000	3,578,975

		6,402,635

Kazahkstan 1.4%

Energy 1.4%
KazMunaiGas Exploration Production GDR	122,178	1,826,561

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Malaysia 1.8%

Telecommunication Services 1.8%
Maxis Berhad	1,360,500	2,350,887

Mexico 2.5%

Materials 2.5%
Grupo Mexico S.A.B. de C.V., Series B	1,267,442	3,332,386

Peru 3.0%

Banks 3.0%
Credicorp Ltd.	35,395	3,874,691

Philippines 2.7%

Telecommunication Services 2.7%
Philippine Long Distance Telephone Co. ADR	60,500	3,486,010

Republic of Korea 5.6%

Banks 1.9%
KB Financial Group, Inc.	79,386	2,501,486

Semiconductors & Semiconductor Equipment 3.7%
Samsung Electronics Co., Ltd.	5,210	4,792,352

		7,293,838

Russia 3.2%

Energy 3.2%
Gazprom ADR	194,293	2,075,244
LUKOIL ADR	39,900	2,122,680

		4,197,924

South Africa 4.2%

Energy 2.0%
Sasol Ltd.	56,436	2,686,520

Food, Beverage & Tobacco 2.2%
Tiger Brands Ltd.	90,912	2,824,505

		5,511,025

Taiwan 6.3%

Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,577,224	3,940,850

Technology Hardware & Equipment 1.5%
HTC Corp.	120,000	1,966,889

Telecommunication Services 1.8%
Chunghwa Telecom Co., Ltd.	699,000	2,309,188

		8,216,927

Thailand 4.6%

Banks 1.8%
Kasikornbank Public Co., Ltd. NVDR	630,300	2,432,353

Energy 2.8%
PTT PCL	361,500	3,643,645

		6,075,998

Turkey 3.4%

Banks 1.7%
Turkiye Garanti Bankasi A/S	730,031	2,269,569

Energy 1.7%
Tupras-Turkiye Petrol Rafinerileri A/S	104,676	2,204,730

		4,474,299

Total Common Stock
(Cost $120,997,699)		113,940,060

Preferred Stock 9.8% of net assets

Brazil 9.8%

Banks 3.2%
Itausa - Investimentos Itau S.A.	689,994	4,172,702

Energy 2.4%
Petroleo Brasileiro S.A.	279,200	3,216,731

Food, Beverage & Tobacco 2.2%
Companhia de Bebidas das Americas ADR	78,800	2,843,892

Materials 2.0%
Vale S.A. ADR	125,700	2,589,420

Total Preferred Stock
(Cost $13,735,773)		12,822,745

Other Investment Company 2.9% of net assets

United States 2.9%
State Street Institutional U.S. Government Money Market Fund	3,778,063	3,778,063

Total Other Investment Company
(Cost $3,778,063)		3,778,063

End of Investments.

At 12/31/11, the tax basis cost of the fund’s investments was $139,577,747 and the unrealized appreciation and depreciation were $3,041,481 and ($12,078,360), respectively, with a net unrealized depreciation of ($9,036,879).

At 12/31/11, the values of certain foreign securities held by the fund aggregating $74,879,048 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$56,396,939	$—	$56,396,939
Brazil(a)	12,643,887	—	—	12,643,887
Chile(a)	3,499,555	—	—	3,499,555
India(a)	—	8,572,576	—	8,572,576
Banks	54,867	2,684,828	—	2,739,695
Kazahkstan(a)	1,826,561	—	—	1,826,561
Mexico(a)	3,332,386	—	—	3,332,386
Peru(a)	3,874,691	—	—	3,874,691
Philippines(a)	3,486,010	—	—	3,486,010
Republic of Korea(a)	—	4,792,352	—	4,792,352
Banks	2,501,486	—	—	2,501,486
Russia(a)	4,197,924	—	—	4,197,924
Thailand(a)	—	2,432,353	—	2,432,353
Energy	3,643,645	—	—	3,643,645
Preferred Stock(a)	12,822,745	—	—	12,822,745
Other Investment Company(a)	3,778,063	—	—	3,778,063

Total	$55,661,820	$74,879,048	$—	$130,540,868

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2011.

REG60670DEC11-00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of December 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	17,157,390	16,561,453
0.7%	Other Investment Company	112,573	112,573

99.7%	Total Investments	17,269,963	16,674,026
0.3%	Other Assets and Liabilities, Net		48,834

100.0%	Net Assets		16,722,860

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Australia 6.9%

Insurance 4.0%
AMP Ltd.	69,816	290,128
QBE Insurance Group Ltd.	28,975	383,466

		673,594

Telecommunication Services 2.9%
Telstra Corp., Ltd.	141,821	482,337

		1,155,931

France 16.0%

Banks 1.2%
Societe Generale	9,020	199,122

Capital Goods 2.4%
Compagnie de Saint-Gobain	10,668	407,792

Energy 3.3%
Total S.A.	10,775	549,825

Food & Staples Retailing 2.7%
Carrefour S.A.	20,016	455,400

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
Sanofi	7,657	559,709

Telecommunication Services 3.0%
France Telecom S.A.	32,227	504,406

		2,676,254

Germany 3.3%

Utilities 3.3%
RWE AG	15,669	550,035

Israel 1.8%

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Teva Pharmaceutical Industries Ltd. ADR	7,500	302,700

Italy 3.9%

Banks 1.3%
Intesa Sanpaolo	126,799	211,186

Energy 2.6%
Eni S.p.A.	21,016	433,300

		644,486

Japan 19.4%

Automobiles & Components 2.7%
Toyota Motor Corp.	13,900	459,633

Food & Staples Retailing 3.3%
Seven & i Holdings Co., Ltd.	19,600	546,246

Household & Personal Products 3.4%
Kao Corp.	20,900	570,277

Insurance 2.7%
Tokio Marine Holdings, Inc.	20,300	449,520

Materials 0.6%
Shin-Etsu Chemical Co., Ltd.	2,100	103,151

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Takeda Pharmaceutical Co., Ltd.	12,400	544,676

Technology Hardware & Equipment 3.4%
Canon, Inc.	12,800	563,293

		3,236,796

Netherlands 5.0%

Food & Staples Retailing 3.1%
Koninklijke Ahold N.V.	38,939	523,363

Media 1.9%
Reed Elsevier N.V.	27,177	316,216

		839,579

Singapore 3.9%

Banks 2.5%
United Overseas Bank Ltd.	35,442	417,100

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	97,000	231,033

		648,133

Spain 6.6%

Banks 1.1%
Banco Santander S.A.	23,650	178,667

Food & Staples Retailing 0.3%
Distribuidora Internacional de Alimentacion S.A. *	11,086	49,908

Telecommunication Services 2.8%
Telefonica S.A.	27,463	473,137

 1

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 2.4%
Iberdrola S.A.	65,655	410,109

		1,111,821

Switzerland 7.6%

Commercial & Professional Supplies 1.0%
SGS S.A. - Reg’d	97	159,986

Insurance 2.8%
Zurich Financial Services AG *	2,090	470,892

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Novartis AG - Reg’d	11,279	643,953

		1,274,831

Taiwan 3.3%

Semiconductors & Semiconductor Equipment 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	221,839	554,287

United Kingdom 21.3%

Energy 7.3%
BP plc	86,425	615,630
Royal Dutch Shell plc, Class A	16,561	603,662

		1,219,292

Food & Staples Retailing 3.5%
Tesco plc	93,720	586,390

Food, Beverage & Tobacco 3.9%
Unilever plc	19,452	652,305

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
GlaxoSmithKline plc	26,598	606,060

Telecommunication Services 3.0%
Vodafone Group plc	180,249	502,553

		3,566,600

Total Common Stock
(Cost $17,157,390)		16,561,453

Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional U.S. Government Money Market Fund	112,573	112,573

Total Other Investment Company
(Cost $112,573)		112,573

End of Investments.

At 12/31/11, the tax basis cost of the fund’s investments was $17,526,171 and the unrealized appreciation and depreciation were $1,154,963 and ($2,007,108), respectively, with a net unrealized depreciation of ($852,145).

At 12/31/11, the values of certain foreign securities held by the fund aggregating $16,258,753 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

In addition to the above the fund held the following at 12/31/11.

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Gains
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

01/31/2012	State Street Bank London	USD	735,538	AUD	739,000	18,542
01/31/2012	State Street Bank London	USD	497,937	CHF	467,500	21,147

Net unrealized gains on Forward Foreign Currency Contracts						39,689

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

2

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$16,258,753	$—	$16,258,753
Israel(a)	302,700	—	—	302,700
Other Investment Company(a)	112,573	—	—	112,573

Total	$415,273	$16,258,753	$—	$16,674,026

Other Financial Instruments
Forward Foreign Currency Contracts*	$39,689	$—	$—	$39,689

*	Forward Foreign Curency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2011.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2011. The fund invested in forward currency contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued according to Mondrian’s purchasing power parity currency valuation model.

REG60672DEC11-00

 3

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date:	02/17/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date:	02/17/2012

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer

Date:	02/17/2012